Inventories - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Consigned inventory					$ 2,000,000	$ 2,400,000
Provision for excess and obsolete inventory	5,100,000	3,100,000	5,697,809	15,435,121	15,829,639	20,537,341	2,691,787
Provisions for losses on noncancelable purchase commitments	1,900,000	785,000	1,900,000	3,400,000	5,600,000	8,500,000
Inventory allowances	19,700,000		19,700,000		25,600,000	19,700,000
Provision for losses on purchase commitments, accrued	2,255,056		2,255,056		5,678,992	5,806,032
Inventory Valuation and Obsolescence [Member]
Inventory [Line Items]
Provision for excess and obsolete inventory					$ 15,800,000	$ 20,500,000	$ 1,500,000